Schedule of Investments (unaudited) June 30, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
AAR Corp.	301,540	$11,093,657
Aerojet Rocketdyne Holdings Inc.(a)	196,273	8,787,142
Cubic Corp.(b)	238,427	15,373,773
Ducommun Inc.(a)(b)	80,385	3,622,952
Maxar Technologies Inc.(a)(b)	520,563	4,070,803
Moog Inc., Class A	38,386	3,593,313
National Presto Industries Inc.	41,441	3,866,031
Triumph Group Inc.(b)	337,389	7,726,208
Vectrus Inc.(a)(b)	102,128	4,142,312
Wesco Aircraft Holdings Inc.(a)(b)	354,524	3,935,216

		66,211,407

Air Freight & Logistics — 0.3%
Atlas Air Worldwide Holdings Inc.(a)(b)	210,955	9,417,031
Echo Global Logistics Inc.(a)	247,925	5,174,195
Hub Group Inc., Class A(a)	298,383	12,526,118

		27,117,344

Airlines — 0.5%
Hawaiian Holdings Inc.	430,959	11,821,205
Mesa Air Group Inc.(a)(b)	105,012	959,810
SkyWest Inc.	452,839	27,473,742
Spirit Airlines Inc.(a)	133,397	6,367,039

		46,621,796

Auto Components — 1.4%
Adient PLC	793,275	19,252,784
American Axle & Manufacturing Holdings Inc.(a)(b)	1,013,134	12,927,590
Cooper Tire & Rubber Co.	454,810	14,349,255
Cooper-Standard Holdings Inc.(a)(b)	157,239	7,204,691
Dana Inc.	1,306,754	26,056,675
Modine Manufacturing Co.(a)(b)	447,948	6,410,136
Motorcar Parts of America Inc.(a)(b)	169,091	3,620,238
Standard Motor Products Inc.	150,478	6,822,673
Stoneridge Inc.(a)(b)	223,719	7,058,334
Tenneco Inc., Class A	459,007	5,090,388
Tower International Inc.	180,625	3,522,187
Visteon Corp.(a)	255,508	14,967,659

		127,282,610

Automobiles — 0.0%
Winnebago Industries Inc.	83,287	3,219,043

Banks — 18.4%
1st Constitution Bancorp.	67,821	1,252,654
1st Source Corp.	127,631	5,922,078
ACNB Corp.	61,872	2,448,275
Allegiance Bancshares Inc.(a)(b)	176,956	5,899,713
Amalgamated Bank, Class A	125,313	2,186,712
Amerant Bancorp Inc.(a)	174,986	3,448,974
American National Bankshares Inc.	96,763	3,749,566
Ameris Bancorp.	318,144	12,468,063
Ames National Corp.	80,276	2,175,480
Arrow Financial Corp.	112,028	3,890,732
Atlantic Capital Bancshares Inc.(a)(b)	200,470	3,432,046
Atlantic Union Bankshares Corp.	735,208	25,974,899
Banc of California Inc.	409,809	5,725,032
BancFirst Corp.	168,960	9,404,314
Bancorp. Inc. (The)(a)	454,216	4,051,607
BancorpSouth Bank	865,795	25,142,687
Bank First National Corp.	3,238	223,292
Bank of Commerce Holdings	157,910	1,688,058

Security	Shares	Value

Banks (continued)
Bank of Marin Bancorp.	121,766	$4,994,841
Bank of NT Butterfield & Son Ltd. (The)	333,909	11,339,550
Bank of Princeton (The)(b)	50,795	1,523,850
Bank7 Corp.(a)	33,853	625,942
BankFinancial Corp.	126,079	1,763,845
Bankwell Financial Group Inc.	60,129	1,725,702
Banner Corp.	310,228	16,798,846
Bar Harbor Bankshares	137,959	3,668,330
Baycom Corp.(a)(b)	60,494	1,324,819
BCB Bancorp. Inc.	126,152	1,747,205
Berkshire Hills Bancorp. Inc.	418,349	13,131,975
Boston Private Financial Holdings Inc.	753,356	9,093,007
Bridge Bancorp. Inc.	147,476	4,344,643
Brookline Bancorp. Inc.	709,350	10,909,803
Bryn Mawr Bank Corp.	179,931	6,715,025
Business First Bancshares Inc.	112,877	2,872,720
Byline Bancorp Inc.(a)	210,726	4,029,081
C&F Financial Corp.	29,727	1,623,391
Cadence BanCorp.	1,135,920	23,627,136
Cambridge Bancorp.	28,936	2,358,284
Camden National Corp.	138,735	6,363,774
Capital Bancorp Inc/MD(a)(b)	68,827	846,572
Capital City Bank Group Inc.	121,638	3,022,704
Capstar Financial Holdings Inc.	132,065	2,000,785
Carolina Financial Corp.(b)	189,302	6,642,607
Carter Bank & Trust(a)	204,840	4,045,590
Cathay General Bancorp.	693,729	24,911,808
CBTX Inc.(b)	168,243	4,734,358
CenterState Bank Corp.	1,138,630	26,222,649
Central Pacific Financial Corp.	235,194	7,046,412
Central Valley Community Bancorp.	106,809	2,293,189
Century Bancorp. Inc./MA, Class A, NVS	21,424	1,883,170
Chemical Financial Corp.	647,752	26,629,085
Chemung Financial Corp.	33,407	1,614,894
Citizens & Northern Corp.	108,479	2,856,252
City Holding Co.	132,102	10,074,099
Civista Bancshares Inc.	138,735	3,114,601
CNB Financial Corp./PA	124,364	3,512,039
Coastal Financial Corp/WA(a)(b)	27,437	424,450
Codorus Valley Bancorp. Inc.	84,256	1,937,888
Colony Bankcorp Inc.	67,182	1,138,735
Columbia Banking System Inc.	660,273	23,888,677
Community Bank System Inc.	453,743	29,874,439
Community Bankers Trust Corp.	195,424	1,655,241
Community Financial Corp. (The)	46,711	1,575,562
Community Trust Bancorp. Inc.	139,903	5,916,498
ConnectOne Bancorp. Inc.	224,111	5,078,355
Customers Bancorp. Inc.(a)(b)	256,493	5,386,353
CVB Financial Corp.	1,207,883	25,401,779
DNB Financial Corp.	29,853	1,327,563
Eagle Bancorp. Inc.(b)	287,837	15,580,617
Enterprise Bancorp. Inc./MA	82,091	2,603,106
Enterprise Financial Services Corp.	222,843	9,270,269
Equity Bancshares Inc., Class A(a)(b)	136,673	3,643,702
Esquire Financial Holdings Inc.(a)	36,938	928,991
Evans Bancorp. Inc.	42,702	1,611,146
Farmers & Merchants Bancorp. Inc./Archbold OH(b)	91,188	2,655,395
Farmers National Banc Corp.	231,629	3,435,058
FB Financial Corp.	80,349	2,940,773
Fidelity D&D Bancorp. Inc.	15,667	1,052,822

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Fidelity Southern Corp.	225,748	$6,991,416
Financial Institutions Inc.	139,967	4,080,038
First Bancorp. Inc./ME	92,685	2,488,592
First BanCorp./Puerto Rico	1,941,842	21,437,936
First Bancorp./Southern Pines NC(b)	265,052	9,653,194
First Bancshares Inc. (The)	149,985	4,550,545
First Bank/Hamilton NJ	150,213	1,763,501
First Busey Corp.	470,605	12,428,678
First Business Financial Services Inc.	76,866	1,806,351
First Capital Inc.	27,382	1,383,886
First Choice Bancorp.	93,899	2,135,263
First Commonwealth Financial Corp.	890,943	12,001,002
First Community Bankshares Inc.	139,733	4,717,386
First Financial Bancorp.	880,370	21,322,561
First Financial Corp./IN	107,950	4,335,272
First Financial Northwest Inc.	73,557	1,040,832
First Foundation Inc.	241,173	3,241,365
First Guaranty Bancshares Inc.	42,382	883,665
First Internet Bancorp.	88,497	1,906,225
First Interstate BancSystem Inc., Class A	340,081	13,470,608
First Merchants Corp.	449,381	17,031,540
First Mid Bancshares Inc.	133,167	4,650,192
First Midwest Bancorp. Inc.	957,178	19,593,434
First Northwest Bancorp.	81,097	1,317,826
First of Long Island Corp. (The)	225,281	4,523,642
Flushing Financial Corp.	244,513	5,428,189
FNCB Bancorp Inc.	154,730	1,197,610
Franklin Financial Network Inc.(b)	118,607	3,304,391
Franklin Financial Services Corp.	38,682	1,474,558
Fulton Financial Corp.	1,492,954	24,439,657
FVCBankcorp Inc.(a)(b)	109,747	2,131,287
German American Bancorp. Inc.	209,987	6,324,808
Glacier Bancorp. Inc.	655,973	26,599,705
Great Southern Bancorp. Inc.	100,650	6,023,902
Great Western Bancorp. Inc.	518,994	18,538,466
Guaranty Bancshares Inc./TX	74,454	2,319,242
Hancock Whitney Corp.	774,861	31,040,932
Hanmi Financial Corp.	243,239	5,416,933
HarborOne Bancorp Inc.(a)(b)	70,805	1,326,178
Hawthorn Bancshares Inc.	51,169	1,371,329
Heartland Financial USA Inc.	296,622	13,267,902
Heritage Commerce Corp.	337,663	4,136,372
Heritage Financial Corp./WA	331,495	9,792,362
Hilltop Holdings Inc.	655,873	13,950,419
Home BancShares Inc./AR	1,403,727	27,035,782
HomeTrust Bancshares Inc.	104,197	2,619,513
Hope Bancorp Inc.	1,091,102	15,035,386
Horizon Bancorp Inc./IN	337,572	5,515,926
Howard Bancorp. Inc.(a)(b)	116,535	1,767,836
IBERIABANK Corp.	488,361	37,042,182
Independent Bank Corp./MI	149,876	3,265,798
Independent Bank Corp./Rockland MA	272,470	20,748,590
Independent Bank Group Inc.	247,907	13,624,969
International Bancshares Corp.	503,187	18,975,182
Investar Holding Corp.	58,751	1,401,211
Investors Bancorp. Inc.	2,085,932	23,258,142
Lakeland Bancorp. Inc.	440,795	7,118,839
Lakeland Financial Corp.	59,509	2,786,806
LCNB Corp.	112,868	2,144,492
LegacyTexas Financial Group Inc.	263,036	10,708,196

Security	Shares	Value

Banks (continued)
Level One Bancorp. Inc.(b)	46,543	$1,163,110
Live Oak Bancshares Inc.(b)	230,352	3,950,537
Macatawa Bank Corp.	235,243	2,413,593
Mackinac Financial Corp.	83,378	1,317,372
MainStreet Bancshares Inc.(a)	64,217	1,463,505
Malvern Bancorp. Inc.(a)(b)	55,959	1,231,658
MBT Financial Corp.	167,340	1,676,747
Mercantile Bank Corp.	145,104	4,727,488
Metropolitan Bank Holding Corp.(a)(b)	63,450	2,791,800
Mid Penn Bancorp. Inc.	62,346	1,555,533
Midland States Bancorp. Inc.	178,115	4,759,233
MidSouth Bancorp. Inc.(b)	149,250	1,768,613
MidWestOne Financial Group Inc.	107,347	3,001,422
MutualFirst Financial Inc.	53,532	1,822,229
MVB Financial Corp.	86,007	1,458,679
National Bank Holdings Corp., Class A	180,114	6,538,138
National Bankshares Inc.	57,904	2,254,203
NBT Bancorp. Inc.	386,168	14,485,162
Nicolet Bankshares Inc.(a)(b)	74,126	4,600,260
Northeast Bank(a)	61,343	1,691,840
Northrim BanCorp. Inc.	61,115	2,179,361
Norwood Financial Corp.	52,209	1,817,395
Oak Valley Bancorp.	58,687	1,147,331
OFG Bancorp.	457,483	10,874,371
Ohio Valley Banc Corp.	37,455	1,444,639
Old Line Bancshares Inc.	141,130	3,755,469
Old National Bancorp./IN	1,569,781	26,042,667
Old Second Bancorp. Inc.(b)	262,323	3,349,865
Opus Bank	197,988	4,179,527
Origin Bancorp Inc.	175,706	5,798,298
Orrstown Financial Services Inc.	93,233	2,050,194
Pacific Mercantile Bancorp.(a)	175,926	1,451,390
Pacific Premier Bancorp. Inc.	555,432	17,151,740
Park National Corp.	122,027	12,128,264
Parke Bancorp. Inc.	81,434	1,950,344
PCB Bancorp.	111,973	1,908,020
Peapack Gladstone Financial Corp.(b)	171,026	4,809,251
Penns Woods Bancorp. Inc.	42,052	1,902,853
Peoples Bancorp. Inc./OH	162,768	5,250,896
Peoples Bancorp. of North Carolina Inc.	41,634	1,251,102
Peoples Financial Services Corp.	62,337	2,804,542
People’s Utah Bancorp.	131,746	3,873,332
Preferred Bank/Los Angeles CA	88,506	4,181,908
Premier Financial Bancorp. Inc.	120,122	1,801,830
QCR Holdings Inc.	133,857	4,667,594
RBB Bancorp.	146,819	2,839,479
Red River Bancshares Inc.(a)	5,940	287,793
Reliant Bancorp Inc.	85,978	2,031,660
Renasant Corp.	515,623	18,531,491
Republic Bancorp. Inc./KY, Class A	87,657	4,360,936
Republic First Bancorp. Inc.(a)(b)	395,018	1,939,538
S&T Bancorp. Inc.	305,399	11,446,355
Sandy Spring Bancorp. Inc.	318,082	11,094,700
SB One Bancorp.	76,501	1,709,797
Seacoast Banking Corp. of Florida(a)	379,936	9,665,572
Select Bancorp. Inc.(a)(b)	148,270	1,696,209
ServisFirst Bancshares Inc.	79,172	2,712,433
Shore Bancshares Inc.	114,346	1,868,414
Sierra Bancorp.	129,113	3,501,545
Simmons First National Corp., Class A	821,242	19,102,089

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
SmartFinancial Inc.(a)(b)	117,505	$2,548,683
South Plains Financial Inc.(a)	30,840	508,860
South State Corp.	317,707	23,405,475
Southern First Bancshares Inc.(a)(b)	64,176	2,513,132
Southern National Bancorp. of Virginia Inc.	178,280	2,729,467
Southside Bancshares Inc.	290,025	9,391,009
Spirit of Texas Bancshares Inc.(a)(b)	107,551	2,419,897
Stock Yards Bancorp. Inc.	146,646	5,301,253
Summit Financial Group Inc.	100,057	2,686,530
Tompkins Financial Corp.	133,686	10,908,778
TowneBank/Portsmouth VA	602,897	16,447,030
TriCo Bancshares	242,068	9,150,170
TriState Capital Holdings Inc.(a)(b)	164,813	3,517,109
Triumph Bancorp. Inc.(a)	116,262	3,377,411
Trustmark Corp.	581,948	19,349,771
UMB Financial Corp.	401,369	26,418,108
Union Bankshares Inc./Morrisville VT	27,072	1,001,935
United Bankshares Inc./WV	882,830	32,744,165
United Community Banks Inc./GA	642,679	18,354,912
United Security Bancshares/Fresno CA	121,800	1,387,302
Unity Bancorp. Inc.	65,622	1,489,619
Univest Financial Corp.	260,179	6,832,301
Valley National Bancorp.	2,936,453	31,654,963
Veritex Holdings Inc.	334,433	8,678,536
Washington Trust Bancorp. Inc.	136,764	7,136,346
WesBanco Inc.	477,940	18,424,587
West Bancorp. Inc.	114,720	2,434,358
Westamerica Bancorp.	192,423	11,855,181

		1,646,230,430

Beverages — 0.0%
Craft Brew Alliance Inc.(a)	96,407	1,348,734

Biotechnology — 2.0%
Abeona Therapeutics Inc.(a)(b)	291,120	1,391,554
Acceleron Pharma Inc.(a)(b)	70,467	2,894,784
Achillion Pharmaceuticals Inc.(a)(b)	1,232,382	3,302,784
Acorda Therapeutics Inc.(a)(b)	407,177	3,123,048
Adamas Pharmaceuticals Inc.(a)(b)	204,202	1,266,052
ADMA Biologics Inc.(a)	24,066	93,135
Aduro Biotech Inc.(a)	60,421	93,048
Aeglea BioTherapeutics Inc.(a)	203,983	1,397,284
Affimed NV(a)	92,584	265,716
Akebia Therapeutics Inc.(a)	1,067,761	5,167,963
Aldeyra Therapeutics Inc.(a)	58,131	348,786
AMAG Pharmaceuticals Inc.(a)(b)	304,514	3,042,095
AnaptysBio Inc.(a)	35,418	1,998,284
Anika Therapeutics Inc.(a)(b)	124,866	5,072,057
Arcus Biosciences Inc.(a)(b)	285,198	2,267,324
Ardelyx Inc.(a)	437,667	1,177,324
Arena Pharmaceuticals Inc.(a)(b)	90,376	5,298,745
ArQule Inc.(a)(b)	86,690	954,457
Assembly Biosciences Inc.(a)	183,928	2,481,189
Avid Bioservices Inc.(a)	27,749	155,394
Axcella Health Inc.(a)	10,153	94,524
Bellicum Pharmaceuticals Inc.(a)(b)	32,684	55,563
Beyondspring Inc.(a)	4,836	114,613
BioCryst Pharmaceuticals Inc.(a)(b)	151,381	573,734
BioTime Inc.(a)(b)	978,133	1,075,946
Calithera Biosciences Inc.(a)	269,367	1,050,531
Cara Therapeutics Inc.(a)(b)	44,122	948,623

Security	Shares	Value

Biotechnology (continued)
CareDx Inc.(a)(b)	22,749	$818,736
CASI Pharmaceuticals Inc.(a)(b)	53,810	172,192
Cellular Biomedicine Group Inc.(a)(b)	32,052	529,820
CEL-SCI Corp.(a)	25,028	209,735
Chimerix Inc.(a)	433,568	1,873,014
Coherus Biosciences Inc.(a)	327,498	7,237,706
Concert Pharmaceuticals Inc.(a)(b)	194,831	2,337,972
Constellation Pharmaceuticals Inc.(a)(b)	16,925	207,839
Cortexyme Inc.(a)	2,238	95,137
Cyclerion Therapeutics Inc.(a)	10,675	122,229
Cytokinetics Inc.(a)	44,406	499,567
Dynavax Technologies Corp.(a)(b)	70,801	282,496
Enochian Biosciences Inc.(a)	22,929	103,180
Epizyme Inc.(a)(b)	188,928	2,371,046
Evelo Biosciences Inc.(a)	100,084	898,754
FibroGen Inc.(a)	71,617	3,235,656
Five Prime Therapeutics Inc.(a)(b)	305,682	1,843,262
G1 Therapeutics Inc.(a)	124,848	3,827,840
Geron Corp.(a)	1,564,415	2,205,825
Gossamer Bio Inc.(a)(b)	83,588	1,853,982
Gritstone Oncology Inc.(a)(b)	175,360	1,953,510
Harpoon Therapeutics Inc.(a)	31,145	404,885
Hookipa Pharma Inc.(a)	14,026	94,395
ImmunoGen Inc.(a)	588,964	1,278,052
Immunomedics Inc.(a)(b)	152,622	2,116,867
Intellia Therapeutics Inc.(a)	94,829	1,552,351
Intrexon Corp.(a)	482,876	3,698,830
Jounce Therapeutics Inc.(a)	146,335	724,358
Kezar Life Sciences Inc.(a)(b)	133,096	1,026,170
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	7,564	102,417
Ligand Pharmaceuticals Inc.(a)	145,131	16,566,704
MacroGenics Inc.(a)	229,348	3,892,036
Medicines Co. (The)(a)(b)	425,840	15,530,385
Mersana Therapeutics Inc.(a)	324,816	1,315,505
Minerva Neurosciences Inc.(a)(b)	49,524	278,820
Molecular Templates Inc.(a)(b)	55,886	466,648
Myriad Genetics Inc.(a)(b)	559,584	15,545,244
Neon Therapeutics Inc.(a)(b)	118,394	561,188
NextCure Inc.(a)	6,000	89,880
Novavax Inc.(a)(b)	138,741	813,022
OPKO Health Inc.(a)(b)	3,072,268	7,496,334
PDL BioPharma Inc.(a)(b)	1,076,521	3,380,276
PolarityTE Inc.(a)	126,919	723,438
Principia Biopharma Inc.(a)(b)	9,572	317,695
Protagonist Therapeutics Inc.(a)	51,561	624,404
Prothena Corp. PLC(a)(b)	363,603	3,843,284
Rigel Pharmaceuticals Inc.(a)(b)	168,202	439,007
Sangamo Therapeutics Inc.(a)	304,414	3,278,539
Solid Biosciences Inc.(a)	96,005	552,029
Spectrum Pharmaceuticals Inc.(a)(b)	87,827	756,190
Spero Therapeutics Inc.(a)(b)	88,040	1,013,340
Sutro Biopharma Inc.(a)(b)	79,810	908,238
Synlogic Inc.(a)(b)	141,928	1,291,545
Synthorx Inc.(a)(b)	12,309	166,295
TCR2 Therapeutics Inc.(a)	14,644	209,556
TG Therapeutics Inc.(a)	74,664	645,844
Turning Point Therapeutics Inc.(a)	3,002	122,181
UNITY Biotechnology Inc.(a)	70,960	674,120
VBI Vaccines Inc.(a)	101,690	118,977

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Viking Therapeutics Inc.(a)	528,808	$4,389,106

		175,392,210

Building Products — 0.6%
Apogee Enterprises Inc.	36,205	1,572,745
Armstrong Flooring Inc.(a)	200,462	1,974,551
Builders FirstSource Inc.(a)	70,111	1,182,071
Caesarstone Ltd.(b)	203,928	3,065,038
Continental Building Products Inc.(a)	164,949	4,382,695
Cornerstone Building Brands Inc.(a)	415,913	2,424,773
Gibraltar Industries Inc.(a)	292,705	11,813,574
Griffon Corp.	330,062	5,584,649
Insteel Industries Inc.	166,847	3,473,754
JELD-WEN Holding Inc.(a)	66,580	1,413,493
Masonite International Corp.(a)	12,479	657,394
Patrick Industries Inc.(a)	68,131	3,351,364
PGT Innovations Inc.(a)	262,816	4,394,283
Quanex Building Products Corp.	298,447	5,637,664
Universal Forest Products Inc.	60,859	2,316,294

		53,244,342

Capital Markets — 1.3%
Artisan Partners Asset Management Inc., Class A	210,023	5,779,833
Associated Capital Group Inc., Class A	17,583	657,604
B. Riley Financial Inc.	182,541	3,807,805
Blucora Inc.(a)(b)	120,924	3,672,462
BrightSphere Investment Group PLC	634,403	7,238,538
Cowen Inc., Class A(a)(b)	139,510	2,398,177
Diamond Hill Investment Group Inc.	3,659	518,554
Donnelley Financial Solutions Inc.(a)	281,995	3,761,813
GAIN Capital Holdings Inc.(b)	172,486	712,367
GAMCO Investors Inc., Class A	4,316	82,738
INTL. FCStone Inc.(a)(b)	144,237	5,710,343
Ladenburg Thalmann Financial Services Inc.	109,141	374,354
Moelis & Co., Class A	80,298	2,806,415
Och-Ziff Capital Management Group Inc., Class A	72,520	1,665,059
Oppenheimer Holdings Inc., Class A, NVS	88,533	2,409,868
Piper Jaffray Companies	124,474	9,244,684
PJT Partners Inc., Class A(b)	86,185	3,492,216
Stifel Financial Corp.	622,204	36,747,368
Value Line Inc.	1,414	38,899
Virtus Investment Partners Inc.	52,675	5,657,295
Waddell & Reed Financial Inc., Class A	670,699	11,180,552
Westwood Holdings Group Inc.	73,189	2,576,253
WisdomTree Investments Inc.	751,103	4,634,306

		115,167,503

Chemicals — 1.6%
Advanced Emissions Solutions Inc.	19,846	250,853
AdvanSix Inc.(a)	257,351	6,287,085
American Vanguard Corp.	256,749	3,956,502
Amyris Inc.(a)(b)	300,413	1,069,470
Ferro Corp.(a)	137,312	2,169,530
Flotek Industries Inc.(a)(b)	486,252	1,609,494
FutureFuel Corp.	233,536	2,730,036
Hawkins Inc.	88,894	3,858,889
HB Fuller Co.	117,010	5,429,264
Innophos Holdings Inc.	177,376	5,163,415
Innospec Inc.	30,456	2,778,805
Intrepid Potash Inc.(a)(b)	862,291	2,897,298
Koppers Holdings Inc.(a)(b)	49,910	1,465,358
Kraton Corp.(a)	204,009	6,338,560

Security	Shares	Value

Chemicals (continued)
Kronos Worldwide Inc.	204,886	$3,138,854
Livent Corp.(a)(b)	1,326,700	9,180,764
LSB Industries Inc.(a)	215,362	839,912
Marrone Bio Innovations Inc.(a)(b)	65,241	97,862
Minerals Technologies Inc.	318,648	17,050,854
Orion Engineered Carbons SA	176,199	3,772,421
PolyOne Corp.	39,615	1,243,515
PQ Group Holdings Inc.(a)	342,626	5,430,622
Rayonier Advanced Materials Inc.	441,415	2,864,783
Sensient Technologies Corp.	181,290	13,321,189
Stepan Co.	165,313	15,193,918
Trecora Resources(a)(b)	193,034	1,847,335
Tredegar Corp.	235,671	3,916,852
Trinseo SA	370,282	15,677,740
Tronox Holdings PLC, Class A(a)	469,235	5,996,823
Valhi Inc.	275,493	818,214

		146,396,217

Commercial Services & Supplies — 1.8%
ABM Industries Inc.	602,295	24,091,800
ACCO Brands Corp.	909,099	7,154,609
Advanced Disposal Services Inc.(a)(b)	38,778	1,237,406
Brady Corp., Class A, NVS	77,803	3,837,244
BrightView Holdings Inc.(a)(b)	282,214	5,280,224
CECO Environmental Corp.(a)	259,851	2,491,971
Charah Solutions Inc.(a)(b)	85,960	472,780
CompX International Inc.	16,464	278,242
Deluxe Corp.	371,888	15,120,966
Ennis Inc.	230,580	4,731,502
Heritage-Crystal Clean Inc.(a)(b)	39,536	1,040,192
HNI Corp.	83,433	2,951,860
Interface Inc.	53,733	823,727
Kimball International Inc., Class B, NVS	44,189	770,214
Knoll Inc.	28,762	660,951
LSC Communications Inc.	296,257	1,087,263
Matthews International Corp., Class A	278,893	9,719,421
McGrath RentCorp.	69,856	4,341,550
Mobile Mini Inc.	271,101	8,249,603
Multi-Color Corp.(b)	128,918	6,442,032
NL Industries Inc.(a)(b)	83,300	304,045
NRC Group Holdings Corp.(a)	7,848	87,270
PICO Holdings Inc.(a)	165,469	1,922,750
Pitney Bowes Inc.	819,498	3,507,451
Quad/Graphics Inc.	281,083	2,223,367
RR Donnelley & Sons Co.	638,764	1,258,365
SP Plus Corp.(a)(b)	207,215	6,616,375
Steelcase Inc., Class A	596,200	10,195,020
Team Inc.(a)(b)	269,413	4,127,407
UniFirst Corp./MA	137,003	25,834,656
VSE Corp.	73,578	2,110,953

		158,971,216

Communications Equipment — 1.4%
ADTRAN Inc.	431,123	6,574,626
Applied Optoelectronics Inc.(a)(b)	171,911	1,767,245
CalAmp Corp.(a)	295,618	3,452,818
Calix Inc.(a)(b)	200,315	1,314,066
Casa Systems Inc.(a)(b)	38,906	250,166
Comtech Telecommunications Corp.	212,459	5,972,223
DASAN Zhone Solutions Inc.(a)(b)	3,476	45,153
Digi International Inc.(a)(b)	251,082	3,183,720

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Finisar Corp.(a)	1,065,261	$24,362,519
Harmonic Inc.(a)(b)	779,169	4,324,388
Infinera Corp.(a)(b)	1,586,897	4,617,870
Inseego Corp.(a)	403,038	1,930,552
KVH Industries Inc.(a)(b)	138,461	1,505,071
Lumentum Holdings Inc.(a)(b)	692,543	36,988,722
NETGEAR Inc.(a)(b)	281,494	7,118,983
NetScout Systems Inc.(a)(b)	675,654	17,154,855
Ribbon Communications Inc.(a)	539,757	2,639,412
TESSCO Technologies Inc.	55,941	999,106

		124,201,495

Construction & Engineering — 0.8%
Aegion Corp.(a)(b)	279,550	5,143,720
Ameresco Inc., Class A(a)(b)	204,452	3,011,578
Arcosa Inc.	440,375	16,571,311
Argan Inc.	19,964	809,740
Concrete Pumping Holdings Inc.(a)	100,486	514,488
Construction Partners Inc., Class A(a)	66,954	1,005,649
Dycom Industries Inc.(a)	55,549	3,270,170
EMCOR Group Inc.(b)	126,244	11,122,096
Granite Construction Inc.	361,675	17,425,502
Great Lakes Dredge & Dock Corp.(a)(b)	62,839	693,743
IES Holdings Inc.(a)(b)	39,864	751,436
Northwest Pipe Co.(a)(b)	86,544	2,231,104
Primoris Services Corp.	128,662	2,692,896
Sterling Construction Co. Inc.(a)(b)	184,438	2,475,158
Tutor Perini Corp.(a)(b)	360,793	5,004,199
Willscot Corp.(a)(b)	152,294	2,290,502

		75,013,292

Construction Materials — 0.2%
Summit Materials Inc., Class A(a)	831,616	16,008,608
U.S. Lime & Minerals Inc.	17,251	1,380,080

		17,388,688

Consumer Finance — 0.6%
Elevate Credit Inc.(a)	60,841	250,665
Encore Capital Group Inc.(a)(b)	279,486	9,466,191
Enova International Inc.(a)	102,530	2,363,316
EZCORP Inc., Class A, NVS(a)(b)	459,974	4,355,954
Green Dot Corp., Class A(a)	77,344	3,782,122
LendingClub Corp.(a)(b)	2,975,560	9,759,837
Medallion Financial Corp.(a)	186,619	1,257,812
Nelnet Inc., Class A	161,911	9,588,369
PRA Group Inc.(a)(b)	407,135	11,456,779
Regional Management Corp.(a)(b)	42,136	1,111,126
World Acceptance Corp.(a)(b)	25,238	4,141,808

		57,533,979

Containers & Packaging — 0.1%
Greif Inc., Class A, NVS	233,974	7,615,853
Greif Inc., Class B	54,518	2,379,711
UFP Technologies Inc.(a)(b)	54,828	2,281,393

		12,276,957

Distributors — 0.0%
Greenlane Holdings Inc., Class A(a)	9,537	91,460
Weyco Group Inc.	55,540	1,483,473

		1,574,933

Diversified Consumer Services — 0.9%
Adtalem Global Education Inc.(a)	511,441	23,040,417
American Public Education Inc.(a)	147,248	4,355,596

Security	Shares	Value

Diversified Consumer Services (continued)
Carriage Services Inc.	151,828	$2,886,250
Collectors Universe Inc.	4,845	103,392
Houghton Mifflin Harcourt Co.(a)(b)	944,355	5,439,485
K12 Inc.(a)(b)	321,230	9,768,604
Laureate Education Inc., Class A(a)(b)	860,284	13,515,062
OneSpaWorld Holdings Ltd.(a)	410,776	6,367,028
Regis Corp.(a)(b)	241,383	4,006,958
Select Interior Concepts Inc., Class A(a)	137,403	1,600,745
Weight Watchers International Inc.(a)(b)	422,710	8,073,761

		79,157,298

Diversified Financial Services — 0.4%
Banco Latinoamericano de Comercio Exterior SA, Class E	279,094	5,813,528
Cannae Holdings Inc.(a)(b)	611,392	17,718,140
FGL Holdings(b)	1,318,898	11,078,743
GWG Holdings Inc.	12,743	90,985
Marlin Business Services Corp.	54,874	1,368,009
On Deck Capital Inc.(a)	601,291	2,495,358

		38,564,763

Diversified Telecommunication Services — 0.6%
ATN International Inc.	100,094	5,778,427
Bandwidth Inc., Class A(a)	23,842	1,788,627
Cincinnati Bell Inc.(a)(b)	436,530	2,160,823
Consolidated Communications Holdings Inc.	637,597	3,143,353
Frontier Communications Corp.(a)(b)	948,863	1,660,510
IDT Corp., Class B(a)	39,152	370,769
Intelsat SA(a)(b)	606,419	11,794,850
Iridium Communications Inc.(a)(b)	895,860	20,837,704
ORBCOMM Inc.(a)	130,560	946,560
Pareteum Corp.(a)	537,266	1,402,264
Vonage Holdings Corp.(a)	661,593	7,495,849

		57,379,736

Electric Utilities — 1.9%
ALLETE Inc.	469,016	39,026,821
El Paso Electric Co.	305,612	19,987,025
Genie Energy Ltd., Class B	78,195	832,777
MGE Energy Inc.	201,437	14,721,016
Otter Tail Corp.	199,384	10,529,469
PNM Resources Inc.	719,259	36,617,476
Portland General Electric Co.	812,254	43,999,799

		165,714,383

Electrical Equipment — 0.5%
American Superconductor Corp.(a)	138,489	1,285,178
AZZ Inc.	162,613	7,483,450
Bloom Energy Corp., Class A(a)	498,561	6,117,344
Encore Wire Corp.	184,174	10,788,913
EnerSys	135,742	9,298,327
Powell Industries Inc.	80,659	3,065,042
Preformed Line Products Co.	28,332	1,572,993
Thermon Group Holdings Inc.(a)(b)	212,313	5,445,828

		45,057,075

Electronic Equipment, Instruments & Components — 2.7%
Anixter International Inc.(a)(b)	275,709	16,462,584
Arlo Technologies Inc.(a)	668,628	2,681,198
AVX Corp.	425,758	7,067,583
Bel Fuse Inc., Class B, NVS	89,281	1,532,955
Belden Inc.(b)	353,010	21,028,806
Benchmark Electronics Inc.	350,043	8,793,080
CTS Corp.	293,948	8,107,086

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Daktronics Inc.	331,431	$2,044,929
ePlus Inc.(a)	14,362	990,116
Fabrinet(a)	26,707	1,326,537
FARO Technologies Inc.(a)(b)	9,534	501,298
Fitbit Inc., Class A(a)(b)	1,582,481	6,962,916
II-VI Inc.(a)	48,888	1,787,345
Insight Enterprises Inc.(a)(b)	202,614	11,792,135
KEMET Corp.	514,948	9,686,172
Kimball Electronics Inc.(a)(b)	207,952	3,377,141
Knowles Corp.(a)(b)	735,829	13,473,029
Methode Electronics Inc.	330,564	9,444,214
MTS Systems Corp.	108,032	6,323,113
Park Aerospace Corp.	167,184	2,790,301
PC Connection Inc.	101,791	3,560,649
PCM Inc.(a)	27,473	962,654
Plexus Corp.(a)(b)	233,314	13,618,538
Sanmina Corp.(a)(b)	472,693	14,313,144
ScanSource Inc.(a)(b)	233,646	7,607,514
Tech Data Corp.(a)	333,287	34,861,820
TTM Technologies Inc.(a)(b)	895,951	9,138,700
Vishay Intertechnology Inc.	1,200,164	19,826,709
Vishay Precision Group Inc.(a)(b)	23,860	969,432

		241,031,698

Energy Equipment & Services — 2.4%
Archrock Inc.	1,165,519	12,354,501
C&J Energy Services Inc.(a)(b)	595,159	7,010,973
Covia Holdings Corp.(a)	376,249	737,448
Diamond Offshore Drilling Inc.(a)(b)	587,039	5,207,036
Dril-Quip Inc.(a)(b)	327,986	15,743,328
Era Group Inc.(a)(b)	184,557	1,539,205
Exterran Corp.(a)	284,441	4,044,751
Forum Energy Technologies Inc.(a)(b)	748,475	2,559,785
Frank’s International NV(a)	964,283	5,264,985
FTS International Inc.(a)	158,644	885,234
Geospace Technologies Corp.(a)	119,656	1,808,002
Helix Energy Solutions Group Inc.(a)(b)	1,283,578	11,077,278
Independence Contract Drilling Inc.(a)(b)	434,061	685,816
Keane Group Inc.(a)(b)	480,056	3,225,976
KLX Energy Services Holdings Inc.(a)(b)	188,280	3,846,560
Liberty Oilfield Services Inc., Class A	285,225	4,614,940
Mammoth Energy Services Inc.	117,548	808,730
Matrix Service Co.(a)	240,270	4,867,870
McDermott International Inc.(a)(b)	1,641,461	15,856,513
Nabors Industries Ltd.	3,189,625	9,249,912
National Energy Services Reunited Corp.(a)	214,558	1,866,655
Natural Gas Services Group Inc.(a)(b)	113,734	1,876,611
NCS Multistage Holdings Inc.(a)(b)	120,698	428,478
Newpark Resources Inc.(a)(b)	804,690	5,970,800
Nine Energy Service Inc.(a)(b)	143,753	2,491,239
Noble Corp. PLC(a)(b)	2,244,184	4,196,624
Oceaneering International Inc.(a)	896,161	18,272,723
Oil States International Inc.(a)(b)	541,910	9,916,953
Pacific Drilling SA(a)	269,988	3,401,849
Parker Drilling Co.(a)	84,327	1,710,152
ProPetro Holding Corp.(a)	312,288	6,464,362
RigNet Inc.(a)(b)	14,389	145,041
RPC Inc.	525,331	3,787,637
SEACOR Holdings Inc.(a)(b)	157,982	7,505,725
SEACOR Marine Holdings Inc.(a)(b)	174,265	2,607,004
Seadrill Ltd.(a)	530,222	2,205,724

Security	Shares	Value

Energy Equipment & Services (continued)
Select Energy Services Inc., Class A(a)(b)	535,961	$6,222,507
Smart Sand Inc.(a)(b)	228,005	556,332
Superior Energy Services Inc.(a)	1,405,242	1,826,815
TETRA Technologies Inc.(a)(b)	1,096,092	1,786,630
Tidewater Inc.(a)(b)	340,993	8,006,516
U.S. Silica Holdings Inc.	663,044	8,480,333
U.S. Well Services Inc.(a)	38,112	183,700

		211,299,253

Entertainment — 0.2%
AMC Entertainment Holdings Inc., Class A	466,607	4,353,443
Eros International PLC(a)(b)	296,841	400,735
Gaia Inc.(a)(b)	95,020	720,252
Marcus Corp. (The)	202,331	6,668,830
Reading International Inc., Class A, NVS(a)(b)	153,525	1,992,755
Rosetta Stone Inc.(a)(b)	156,682	3,584,884

		17,720,899

Equity Real Estate Investment Trusts (REITs) — 10.3%
Acadia Realty Trust	736,586	20,160,359
Agree Realty Corp.	340,236	21,792,116
Alexander & Baldwin Inc.	620,726	14,338,771
American Finance Trust Inc.	904,281	9,856,663
Armada Hoffler Properties Inc.	323,146	5,348,066
Ashford Hospitality Trust Inc.	814,298	2,418,465
Braemar Hotels & Resorts Inc.	271,658	2,689,414
BRT Apartments Corp.	92,826	1,311,631
CareTrust REIT Inc.	219,385	5,216,975
CatchMark Timber Trust Inc., Class A	443,477	4,634,335
CBL & Associates Properties Inc.	1,533,438	1,594,776
Cedar Realty Trust Inc.	775,684	2,055,563
Chatham Lodging Trust	415,119	7,833,296
Chesapeake Lodging Trust	541,139	15,379,170
CIM Commercial Trust Corp.	34,646	714,401
City Office REIT Inc.	350,647	4,204,258
Community Healthcare Trust Inc.	65,056	2,563,857
CoreCivic Inc.	1,077,780	22,374,713
CorEnergy Infrastructure Trust Inc.	116,399	4,616,384
CorePoint Lodging Inc.	373,257	4,624,654
DiamondRock Hospitality Co.	1,821,857	18,838,001
Easterly Government Properties Inc.	479,911	8,691,188
Essential Properties Realty Trust Inc.	398,905	7,994,056
Farmland Partners Inc.	262,114	1,847,904
First Industrial Realty Trust Inc.	906,982	33,322,519
Franklin Street Properties Corp.	961,504	7,095,900
Front Yard Residential Corp.	447,957	5,474,035
Getty Realty Corp.	301,868	9,285,460
Gladstone Commercial Corp.	191,209	4,057,455
Gladstone Land Corp.	147,922	1,705,541
Global Medical REIT Inc.	278,300	2,922,150
Global Net Lease Inc.	763,448	14,978,850
Hannon Armstrong Sustainable Infrastructure Capital Inc.	517,357	14,579,120
Healthcare Realty Trust Inc.	1,157,572	36,255,155
Hersha Hospitality Trust	315,628	5,220,487
Independence Realty Trust Inc.	814,015	9,418,154
Industrial Logistics Properties Trust	586,327	12,207,328
Investors Real Estate Trust	106,554	6,251,523
iStar Inc.	162,759	2,021,467
Jernigan Capital Inc.	188,481	3,863,860
Kite Realty Group Trust	749,570	11,340,994

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Lexington Realty Trust	2,072,510	$19,502,319
LTC Properties Inc.	180,926	8,261,081
Mack-Cali Realty Corp.	820,311	19,105,043
Monmouth Real Estate Investment Corp.	698,501	9,464,689
National Health Investors Inc.	214,339	16,724,872
New Senior Investment Group Inc.	418,677	2,813,509
NorthStar Realty Europe Corp.	399,945	6,571,096
Office Properties Income Trust	431,561	11,337,107
One Liberty Properties Inc.	139,255	4,032,825
Pebblebrook Hotel Trust	1,176,578	33,155,968
Pennsylvania REIT	326,595	2,122,868
Physicians Realty Trust	1,679,828	29,296,200
Piedmont Office Realty Trust Inc., Class A	1,132,854	22,577,780
PotlatchDeltic Corp.	598,370	23,324,463
Preferred Apartment Communities Inc., Class A	391,815	5,857,634
Retail Opportunity Investments Corp.	1,018,718	17,450,639
Retail Value Inc.	134,930	4,695,564
Rexford Industrial Realty Inc.	940,248	37,957,812
RLJ Lodging Trust	1,557,763	27,634,716
RPT Realty	706,494	8,555,642
Sabra Health Care REIT Inc.	1,618,942	31,876,968
Safehold Inc.	63,368	1,913,714
Saul Centers Inc.	10,210	573,087
Senior Housing Properties Trust	1,533,809	12,684,600
Seritage Growth Properties, Class A(b)	267,835	11,506,192
Spirit MTA REIT	390,018	3,252,750
STAG Industrial Inc.	1,144,314	34,604,055
Summit Hotel Properties Inc.	936,490	10,741,540
Sunstone Hotel Investors Inc.	2,064,965	28,310,670
Terreno Realty Corp.	506,643	24,845,773
UMH Properties Inc.	54,162	672,150
Universal Health Realty Income Trust	10,894	925,227
Urban Edge Properties	1,041,347	18,046,544
Urstadt Biddle Properties Inc., Class A	273,147	5,736,087
Washington Prime Group Inc.	1,690,139	6,456,331
Washington REIT	725,655	19,396,758
Whitestone REIT	343,119	4,354,180
Xenia Hotels & Resorts Inc.	1,025,461	21,380,862

		918,818,329

Food & Staples Retailing — 0.6%
Andersons Inc. (The)	284,929	7,761,466
BJ’s Wholesale Club Holdings Inc.(a)(b)	673,871	17,790,194
Ingles Markets Inc., Class A	127,968	3,983,644
Natural Grocers by Vitamin Cottage Inc.(a)(b)	90,013	904,631
PriceSmart Inc.	186,172	9,517,113
Rite Aid Corp.(a)(b)	490,121	3,925,869
SpartanNash Co.	324,305	3,784,639
United Natural Foods Inc.(a)(b)	459,664	4,123,186
Village Super Market Inc., Class A	74,637	1,978,627
Weis Markets Inc.	86,307	3,142,438

		56,911,807

Food Products — 1.2%
Alico Inc.	37,484	1,137,265
B&G Foods Inc.(b)	527,521	10,972,437
Cal-Maine Foods Inc.(b)	284,961	11,888,573
Darling Ingredients Inc.(a)(b)	1,487,061	29,577,643
Dean Foods Co.(b)	739,278	682,945
Farmer Bros. Co.(a)(b)	95,750	1,567,428
Fresh Del Monte Produce Inc.	281,896	7,597,097

Security	Shares	Value

Food Products (continued)
Hostess Brands Inc.(a)(b)	905,924	$13,081,543
Lancaster Colony Corp.	47,214	7,016,000
Landec Corp.(a)(b)	221,073	2,071,454
Limoneira Co.	103,147	2,056,751
Sanderson Farms Inc.	29,008	3,961,333
Seneca Foods Corp., Class A(a)(b)	62,424	1,737,260
Simply Good Foods Co. (The)(a)	641,593	15,449,559
Tootsie Roll Industries Inc.(b)	17,409	642,914

		109,440,202

Gas Utilities — 2.2%
New Jersey Resources Corp.	750,043	37,329,640
Northwest Natural Holding Co.	222,122	15,437,479
ONE Gas Inc.	472,675	42,682,553
RGC Resources Inc.	69,041	2,107,131
South Jersey Industries Inc.	721,513	24,336,634
Southwest Gas Holdings Inc.	428,833	38,432,013
Spire Inc.	449,773	37,744,950

		198,070,400

Health Care Equipment & Supplies — 0.8%
Alphatec Holdings Inc.(a)	25,913	117,645
AngioDynamics Inc.(a)	331,503	6,527,294
Apyx Medical Corp.(a)	262,323	1,762,810
Avanos Medical Inc.(a)(b)	428,533	18,688,324
Cerus Corp.(a)(b)	142,905	803,126
ElectroCore Inc.(a)(b)	117,384	234,768
Integer Holdings Corp.(a)	79,127	6,640,338
Invacare Corp.	304,158	1,578,580
LeMaitre Vascular Inc.	21,068	589,483
LivaNova PLC(a)(b)	93,066	6,697,029
Meridian Bioscience Inc.	348,931	4,145,300
OraSure Technologies Inc.(a)	556,308	5,162,538
Orthofix Medical Inc.(a)	39,709	2,099,812
Rockwell Medical Inc.(a)(b)	39,661	119,380
RTI Surgical Holdings Inc.(a)	513,753	2,183,450
SeaSpine Holdings Corp.(a)	149,860	1,985,645
Sientra Inc.(a)	29,754	183,285
TransEnterix Inc.(a)	509,364	692,735
TransMedics Group Inc.(a)	8,531	247,314
Utah Medical Products Inc.	5,194	497,066
Varex Imaging Corp.(a)	195,080	5,979,202

		66,935,124

Health Care Providers & Services — 0.9%
American Renal Associates Holdings Inc.(a)(b)	96,234	715,981
Avalon GloboCare Corp.(a)	38,399	99,837
BioScrip Inc.(a)(b)	991,592	2,578,139
Brookdale Senior Living Inc.(a)(b)	1,669,572	12,037,614
Community Health Systems Inc.(a)(b)	779,260	2,080,624
Cross Country Healthcare Inc.(a)(b)	275,691	2,585,982
Diplomat Pharmacy Inc.(a)(b)	520,787	3,171,593
Enzo Biochem Inc.(a)	399,115	1,345,018
Hanger Inc.(a)	275,253	5,271,095
Magellan Health Inc.(a)	87,057	6,462,241
National HealthCare Corp.	110,550	8,971,132
Owens & Minor Inc.(b)	557,540	1,784,128
Patterson Companies Inc.	756,203	17,317,049
Surgery Partners Inc.(a)(b)	197,386	1,606,722
Tenet Healthcare Corp.(a)	60,476	1,249,434
Tivity Health Inc.(a)	429,335	7,058,267

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Triple-S Management Corp., Class B(a)	197,030	$4,699,166

		79,034,022

Health Care Technology — 0.3%
Allscripts Healthcare Solutions Inc.(a)(b)	1,500,280	17,448,256
Computer Programs & Systems Inc.	114,884	3,192,626
Evolent Health Inc., Class A(a)(b)	509,720	4,052,274
HealthStream Inc.(a)	147,038	3,802,403

		28,495,559

Hotels, Restaurants & Leisure — 1.5%
BBX Capital Corp.	603,621	2,963,779
Biglari Holdings Inc., Class A(a)(b)	101	53,583
Biglari Holdings Inc., Class B, NVS(a)(b)	1,697	176,251
Bluegreen Vacations Corp.	64,726	756,647
Boyd Gaming Corp.	66,334	1,787,038
Brinker International Inc.	82,137	3,232,091
Carrols Restaurant Group Inc.(a)(b)	298,100	2,691,843
Century Casinos Inc.(a)	246,502	2,391,069
Chuy’s Holdings Inc.(a)(b)	114,683	2,628,534
Del Frisco’s Restaurant Group Inc.(a)(b)	300,791	2,394,296
Del Taco Restaurants Inc.(a)(b)	261,037	3,346,494
Denny’s Corp.(a)(b)	133,972	2,750,445
Dine Brands Global Inc.	61,407	5,862,526
Drive Shack Inc.(a)(b)	66,553	312,134
El Pollo Loco Holdings Inc.(a)(b)	194,931	2,077,965
Empire Resorts Inc.(a)(b)	19,324	185,510
Fiesta Restaurant Group Inc.(a)(b)	212,112	2,787,152
Golden Entertainment Inc.(a)	78,898	1,104,572
Habit Restaurants Inc. (The), Class A(a)(b)	125,678	1,318,362
Inspired Entertainment Inc.(a)	10,473	88,392
International Speedway Corp., Class A	211,976	9,515,603
J Alexander’s Holdings Inc.(a)(b)	116,125	1,304,084
Jack in the Box Inc.	197,477	16,072,653
Marriott Vacations Worldwide Corp.	327,553	31,576,109
Monarch Casino & Resort Inc.(a)(b)	21,696	927,287
Nathan’s Famous Inc.	15,767	1,231,718
Papa John’s International Inc.	21,597	965,818
Penn National Gaming Inc.(a)(b)	892,082	17,181,499
Potbelly Corp.(a)	190,670	970,510
RCI Hospitality Holdings Inc.	81,799	1,432,301
Red Lion Hotels Corp.(a)(b)	214,567	1,525,571
Red Robin Gourmet Burgers Inc.(a)(b)	117,348	3,587,328
Speedway Motorsports Inc.	102,940	1,909,537
Wingstop Inc.	20,174	1,911,487

		129,020,188

Household Durables — 1.5%
Bassett Furniture Industries Inc.	89,801	1,369,465
Beazer Homes USA Inc.(a)(b)	269,158	2,586,608
Century Communities Inc.(a)(b)	137,493	3,654,564
Ethan Allen Interiors Inc.	218,525	4,602,137
Flexsteel Industries Inc.	67,584	1,152,983
GoPro Inc., Class A(a)	88,560	483,538
Green Brick Partners Inc.(a)(b)	208,280	1,730,807
Hooker Furniture Corp.	98,795	2,037,153
KB Home	613,117	15,775,500
La-Z-Boy Inc.	234,139	7,178,702
Legacy Housing Corp.(a)(b)	28,221	351,351
Lifetime Brands Inc.	105,605	999,023
M/I Homes Inc.(a)	240,179	6,854,709
MDC Holdings Inc.	448,979	14,717,532

Security	Shares	Value

Household Durables (continued)
Meritage Homes Corp.(a)	328,302	$16,855,025
Purple Innovation Inc.(a)	25,639	173,063
Taylor Morrison Home Corp.(a)	836,680	17,536,813
TRI Pointe Group Inc.(a)(b)	1,278,606	15,304,914
Tupperware Brands Corp.	442,836	8,427,169
Universal Electronics Inc.(a)(b)	11,424	468,612
William Lyon Homes, Class A(a)(b)	287,415	5,239,575
ZAGG Inc.(a)	238,746	1,661,672

		129,160,915

Household Products — 0.2%
Central Garden & Pet Co.(a)(b)	94,719	2,552,677
Central Garden & Pet Co., Class A, NVS(a)	385,670	9,502,909
Oil-Dri Corp. of America	46,881	1,595,829

		13,651,415

Independent Power and Renewable Electricity Producers — 0.6%
Atlantic Power Corp.(a)	360,619	872,698
Clearway Energy Inc., Class A	315,299	5,101,538
Clearway Energy Inc., Class C	667,086	11,247,070
Ormat Technologies Inc.	231,660	14,684,927
Pattern Energy Group Inc., Class A	798,932	18,447,340
TerraForm Power Inc., Class A	191,054	2,732,072

		53,085,645

Insurance — 3.3%
Ambac Financial Group Inc.(a)	408,759	6,887,589
American Equity Investment Life Holding Co.	818,104	22,219,705
AMERISAFE Inc.	172,335	10,989,803
Argo Group International Holdings Ltd.	295,372	21,872,297
Citizens Inc./TX(a)(b)	447,437	3,266,290
CNO Financial Group Inc.	1,448,628	24,163,115
Crawford & Co., Class A, NVS	20,639	217,329
Crawford & Co., Class B	17,491	162,841
Donegal Group Inc., Class A	93,479	1,427,424
EMC Insurance Group Inc.	85,294	3,073,143
Employers Holdings Inc.	285,554	12,070,368
Enstar Group Ltd.(a)	86,287	15,038,098
FBL Financial Group Inc., Class A	87,584	5,587,859
FedNat Holding Co.	48,870	697,375
Genworth Financial Inc., Class A(a)(b)	4,578,653	16,986,803
Global Indemnity Ltd.	63,001	1,950,511
Greenlight Capital Re Ltd., Class A(a)(b)	263,792	2,239,594
Hallmark Financial Services Inc.(a)	118,160	1,681,417
HCI Group Inc.	58,779	2,378,786
Heritage Insurance Holdings Inc.	214,950	3,312,380
Horace Mann Educators Corp.	371,142	14,953,311
Independence Holding Co.	46,573	1,803,307
Investors Title Co.	10,700	1,786,900
James River Group Holdings Ltd.	129,129	6,056,150
MBIA Inc.(a)(b)	696,083	6,480,533
National General Holdings Corp.	245,836	5,639,478
National Western Life Group Inc., Class A	20,752	5,333,264
NI Holdings Inc.(a)(b)	88,936	1,566,163
ProAssurance Corp.	478,536	17,279,935
Protective Insurance Corp., Class B	84,975	1,476,016
Safety Insurance Group Inc.	133,580	12,707,465
Selective Insurance Group Inc.	289,623	21,689,866
State Auto Financial Corp.	146,898	5,141,430
Stewart Information Services Corp.	209,276	8,473,585
Third Point Reinsurance Ltd.(a)	668,528	6,899,209
Tiptree Inc.	224,941	1,417,128

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
United Fire Group Inc.	174,338	$8,448,419
United Insurance Holdings Corp.	186,491	2,659,362
Universal Insurance Holdings Inc.	185,698	5,180,974
Watford Holdings Ltd.(a)	183,079	5,020,026

		296,235,248

Interactive Media & Services — 0.2%
Care.com Inc.(a)	17,364	190,657
Cars.com Inc.(a)(b)	524,839	10,349,825
DHI Group Inc.(a)	462,547	1,651,293
Meet Group Inc. (The)(a)(b)	237,524	826,584
TrueCar Inc.(a)	133,014	726,256

		13,744,615

Internet & Direct Marketing Retail — 0.5%
Lands’ End Inc.(a)(b)	96,070	1,173,975
Leaf Group Ltd.(a)(b)	40,241	298,186
Liberty Expedia Holdings Inc., Class A(a)	463,432	22,147,415
Liquidity Services Inc.(a)	247,743	1,508,755
Overstock.com Inc.(a)	205,005	2,788,068
PetMed Express Inc.	128,589	2,014,990
Quotient Technology Inc.(a)	645,644	6,934,217
Rubicon Project Inc. (The)(a)	141,737	901,447
Stamps.com Inc.(a)	151,518	6,859,220
Stitch Fix Inc., Class A(a)	42,483	1,359,031
Waitr Holdings Inc.(a)	381,943	2,402,421

		48,387,725

IT Services — 1.6%
Cardtronics PLC, Class A(a)(b)	68,420	1,869,234
Conduent Inc.(a)	1,565,419	15,012,368
Exela Technologies Inc.(a)	104,808	229,530
Hackett Group Inc. (The)	22,126	371,496
Information Services Group Inc.(a)(b)	311,905	985,620
KBR Inc.	1,281,069	31,949,861
Limelight Networks Inc.(a)	606,665	1,637,996
LiveRamp Holdings Inc.(a)	617,496	29,936,206
ManTech International Corp./VA, Class A	242,250	15,952,162
Perspecta Inc.	1,188,403	27,820,514
Presidio Inc.	344,980	4,715,877
StarTek Inc.(a)	147,002	1,201,006
Sykes Enterprises Inc.(a)(b)	355,025	9,748,986
Unisys Corp.(a)(b)	143,288	1,392,759

		142,823,615

Leisure Products — 0.4%
Acushnet Holdings Corp.	318,274	8,357,875
American Outdoor Brands Corp.(a)	489,309	4,408,674
Callaway Golf Co.(b)	845,494	14,508,677
Clarus Corp.	84,995	1,227,328
Escalade Inc.	96,818	1,110,502
Johnson Outdoors Inc., Class A	17,278	1,288,421
Sturm Ruger & Co. Inc.	13,700	746,376
Vista Outdoor Inc.(a)(b)	522,977	4,644,036

		36,291,889

Life Sciences Tools & Services — 0.5%
Cambrex Corp.(a)(b)	173,763	8,133,846
Harvard Bioscience Inc.(a)(b)	34,911	69,822
Luminex Corp.	380,100	7,845,264
NanoString Technologies Inc.(a)(b)	30,467	924,674
Pacific Biosciences of California Inc.(a)	115,860	700,953

Security	Shares	Value

Life Sciences Tools & Services (continued)
Syneos Health Inc.(a)(b)	522,138	$26,676,030

		44,350,589

Machinery — 3.5%
Actuant Corp., Class A(b)	257,862	6,397,556
Alamo Group Inc.	11,898	1,188,967
Altra Industrial Motion Corp.	581,975	20,881,263
Astec Industries Inc.	202,039	6,578,390
Barnes Group Inc.	380,848	21,456,976
Blue Bird Corp.(a)(b)	68,186	1,342,582
Briggs & Stratton Corp.	368,658	3,775,058
CIRCOR International Inc.(a)	177,214	8,151,844
Columbus McKinnon Corp./NY	79,956	3,355,753
Commercial Vehicle Group Inc.(a)	274,714	2,203,206
Eastern Co. (The)	48,888	1,369,842
EnPro Industries Inc.	169,978	10,851,396
ESCO Technologies Inc.	13,632	1,126,276
Federal Signal Corp.	31,342	838,399
Franklin Electric Co. Inc.	22,154	1,052,315
Gencor Industries Inc.(a)(b)	76,129	989,677
Gorman-Rupp Co. (The)	126,855	4,164,650
Graham Corp.	82,110	1,659,443
Greenbrier Companies Inc. (The)	290,472	8,830,349
Hillenbrand Inc.	189,064	7,481,263
Hurco Companies Inc.	57,410	2,041,500
Hyster-Yale Materials Handling Inc.	91,508	5,056,732
Kennametal Inc.	742,891	27,479,538
LB Foster Co., Class A(a)	84,728	2,316,464
Lindsay Corp.	63,688	5,235,790
Luxfer Holdings PLC	20,397	500,134
Lydall Inc.(a)	154,228	3,115,406
Manitowoc Co. Inc. (The)(a)(b)	321,321	5,719,514
Meritor Inc.(a)	121,189	2,938,833
Milacron Holdings Corp.(a)(b)	620,799	8,567,026
Miller Industries Inc./TN	94,803	2,915,192
Mueller Industries Inc.	227,296	6,652,954
Mueller Water Products Inc., Class A	573,581	5,632,565
Navistar International Corp.(a)	448,514	15,451,307
NN Inc.	379,443	3,703,364
Park-Ohio Holdings Corp.	79,710	2,597,749
REV Group Inc.	204,877	2,952,278
Rexnord Corp.(a)(b)	853,455	25,791,410
Spartan Motors Inc.	82,858	908,124
SPX Corp.(a)	73,104	2,413,894
SPX FLOW Inc.(a)(b)	379,548	15,887,879
Standex International Corp.	113,543	8,304,535
Terex Corp.	140,441	4,409,847
Titan International Inc.	453,623	2,218,216
TriMas Corp.(a)(b)	411,232	12,735,855
Twin Disc Inc.(a)	93,982	1,419,128
Wabash National Corp.	494,126	8,039,430
Watts Water Technologies Inc., Class A	108,672	10,126,057

		308,825,926

Marine — 0.3%
Costamare Inc.	444,043	2,277,940
Eagle Bulk Shipping Inc.(a)(b)	400,347	2,097,818
Genco Shipping & Trading Ltd.(a)(b)	137,211	1,158,061
Matson Inc.	384,507	14,938,097
Safe Bulkers Inc.(a)(b)	517,409	807,158

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Marine (continued)
Scorpio Bulkers Inc.	394,516	$1,814,774

		23,093,848

Media — 1.5%
Boston Omaha Corp., Class A(a)(b)	25,858	598,613
cbdMD Inc.(a)	85,349	503,559
Clear Channel Outdoor Holdings Inc.(a)	260,772	1,230,844
comScore Inc.(a)	442,848	2,285,096
Cumulus Media Inc., Class A(a)	128,342	2,380,744
Daily Journal Corp.(a)(b)	10,256	2,440,928
Emerald Expositions Events Inc.	223,554	2,492,627
Entercom Communications Corp., Class A	1,118,483	6,487,201
Entravision Communications Corp., Class A	452,857	1,412,914
EW Scripps Co. (The), Class A, NVS	494,856	7,566,348
Fluent Inc.(a)(b)	29,307	157,672
Gannett Co. Inc.	957,567	7,813,747
Gray Television Inc.(a)(b)	489,254	8,018,873
Hemisphere Media Group Inc.(a)(b)	12,692	163,980
Lee Enterprises Inc.(a)	484,263	1,084,749
Liberty Latin America Ltd., Class A(a)(b)	418,303	7,207,361
Liberty Latin America Ltd., Class C, NVS(a)(b)	1,029,704	17,700,612
Marchex Inc., Class B(a)	313,593	1,473,887
MSG Networks Inc., Class A(a)(b)	529,328	10,978,263
National CineMedia Inc.	500,440	3,282,886
New Media Investment Group Inc.	542,229	5,118,642
Saga Communications Inc., Class A	34,362	1,073,469
Scholastic Corp., NVS	257,141	8,547,367
TEGNA Inc.	1,966,869	29,798,065
Tribune Publishing Co.	158,407	1,262,504
WideOpenWest Inc.(a)(b)	222,852	1,617,905

		132,698,856

Metals & Mining — 2.0%
AK Steel Holding Corp.(a)(b)	1,606,843	3,808,218
Allegheny Technologies Inc.(a)(b)	1,137,836	28,673,467
Carpenter Technology Corp.	426,068	20,442,743
Century Aluminum Co.(a)(b)	454,235	3,138,764
Cleveland-Cliffs Inc.(b)	2,167,175	23,123,757
Coeur Mining Inc.(a)(b)	1,837,332	7,974,021
Commercial Metals Co.	1,066,666	19,039,988
Ferroglobe PLC(c)	532,035	5
Global Brass & Copper Holdings Inc.	14,736	644,405
Gold Resource Corp.(b)	522,475	1,765,965
Haynes International Inc.	112,375	3,574,649
Hecla Mining Co.(b)	4,399,255	7,918,659
Kaiser Aluminum Corp.	69,865	6,819,523
Materion Corp.	108,707	7,371,422
NovaGold Resources Inc.(a)	628,053	3,711,793
Olympic Steel Inc.	83,423	1,138,724
Ramaco Resources Inc.(a)(b)	73,998	393,669
Ryerson Holding Corp.(a)	11,206	93,346
Schnitzer Steel Industries Inc., Class A	232,387	6,081,568
SunCoke Energy Inc.(a)	792,910	7,041,041
Synalloy Corp.	75,212	1,174,811
TimkenSteel Corp.(a)	364,005	2,959,361
Warrior Met Coal Inc.	467,593	12,213,529
Worthington Industries Inc.	277,415	11,168,728

		180,272,156

Mortgage Real Estate Investment — 2.6%
AG Mortgage Investment Trust Inc.	294,359	4,680,308
Anworth Mortgage Asset Corp.	883,350	3,347,897

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Apollo Commercial Real Estate Finance Inc.	1,375,451	$25,294,544
Ares Commercial Real Estate Corp.	244,120	3,627,623
Arlington Asset Investment Corp., Class A	326,376	2,245,467
ARMOUR Residential REIT Inc.	538,425	10,036,242
Blackstone Mortgage Trust Inc., Class A	1,141,787	40,624,781
Capstead Mortgage Corp.	765,127	6,388,810
Cherry Hill Mortgage Investment Corp.	141,874	2,269,984
Colony Credit Real Estate Inc.	731,796	11,342,838
Dynex Capital Inc.	216,802	3,631,433
Ellington Financial Inc.	243,984	4,384,392
Exantas Capital Corp.	275,864	3,120,022
Granite Point Mortgage Trust Inc.	480,522	9,221,217
Great Ajax Corp.	145,268	2,033,752
Invesco Mortgage Capital Inc.	1,170,236	18,864,204
KKR Real Estate Finance Trust Inc.	228,418	4,550,087
Ladder Capital Corp.	931,252	15,468,096
New York Mortgage Trust Inc.	1,885,900	11,692,580
Orchid Island Capital Inc.	466,644	2,967,856
PennyMac Mortgage Investment Trust(d)	681,922	14,886,357
Ready Capital Corp.	282,123	4,203,633
Redwood Trust Inc.	869,773	14,377,348
TPG RE Finance Trust Inc.	448,413	8,649,887
Western Asset Mortgage Capital Corp.	425,995	4,251,430

		232,160,788

Multi-Utilities — 1.2%
Avista Corp.	593,664	26,477,414
Black Hills Corp.	546,544	42,723,345
NorthWestern Corp.	458,643	33,091,092
Unitil Corp.	132,047	7,908,295

		110,200,146

Multiline Retail — 0.2%
Big Lots Inc.	360,227	10,306,095
Dillard’s Inc., Class A(b)	96,225	5,992,893
JC Penney Co. Inc.(a)(b)	2,877,666	3,280,539

		19,579,527

Oil, Gas & Consumable Fuels — 5.1%
Abraxas Petroleum Corp.(a)(b)	1,448,619	1,492,078
Arch Coal Inc., Class A	152,403	14,357,887
Ardmore Shipping Corp.(a)	244,923	1,996,122
Berry Petroleum Corp.	573,079	6,074,637
Bonanza Creek Energy Inc.(a)(b)	171,144	3,573,487
Brigham Minerals Inc., Class A(a)	42,200	905,612
California Resources Corp.(a)(b)	437,236	8,604,804
Callon Petroleum Co.(a)(b)	2,069,691	13,639,264
Carrizo Oil & Gas Inc.(a)	803,960	8,055,679
Chaparral Energy Inc., Class A(a)	280,964	1,323,340
Clean Energy Fuels Corp.(a)(b)	1,215,101	3,244,320
CNX Resources Corp.(a)	1,757,494	12,847,281
Comstock Resources Inc.(a)	136,235	758,829
CONSOL Energy Inc.(a)(b)	248,765	6,619,637
Contura Energy Inc.(a)	172,381	8,946,574
CVR Energy Inc.	157,419	7,869,376
Delek U.S. Holdings Inc.	693,045	28,082,183
Denbury Resources Inc.(a)	4,159,182	5,157,386
DHT Holdings Inc.	801,697	4,738,029
Diamond S Shipping Inc.(a)	198,736	2,537,859
Dorian LPG Ltd.(a)(b)	200,652	1,809,881
Earthstone Energy Inc., Class A(a)(b)	176,382	1,079,458
Energy Fuels Inc./Canada(a)(b)	801,770	2,509,540

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Evolution Petroleum Corp.	33,422	$238,967
Extraction Oil & Gas Inc.(a)	905,249	3,919,728
Falcon Minerals Corp.(a)	291,749	2,450,692
GasLog Ltd.	123,689	1,781,122
Golar LNG Ltd.	788,494	14,571,369
Goodrich Petroleum Corp.(a)(b)	31,966	415,238
Green Plains Inc.	357,216	3,850,788
Gulfport Energy Corp.(a)(b)	1,448,774	7,113,480
Hallador Energy Co.	186,568	1,050,378
HighPoint Resources Corp.(a)(b)	1,016,136	1,849,368
International Seaways Inc.(a)(b)	230,877	4,386,663
Isramco Inc.(a)(b)	683	80,936
Jagged Peak Energy Inc.(a)	218,600	1,807,822
Laredo Petroleum Inc.(a)(b)	1,631,971	4,732,716
Magnolia Oil & Gas Corp., Class A(a)	914,063	10,584,850
Matador Resources Co.(a)(b)	904,008	17,971,679
Midstates Petroleum Co. Inc.(a)	118,187	696,121
Montage Resources Corp.(a)(b)	193,490	1,180,289
NACCO Industries Inc., Class A	33,575	1,743,885
Nordic American Tankers Ltd.	1,260,165	2,948,786
Northern Oil and Gas Inc.(a)	2,526,581	4,876,301
Oasis Petroleum Inc.(a)(b)	2,888,724	16,407,952
Overseas Shipholding Group Inc., Class A(a)(b)	613,745	1,153,841
Panhandle Oil and Gas Inc., Class A	140,259	1,828,977
Par Pacific Holdings Inc.(a)(b)	312,141	6,405,133
PDC Energy Inc.(a)(b)	601,200	21,679,272
Peabody Energy Corp.	640,179	15,428,314
Penn Virginia Corp.(a)	122,585	3,760,908
PetroCorp Inc. Escrow(a)(c)	19,086	—
PrimeEnergy Resources Corp.(a)	1,433	190,775
QEP Resources Inc.(a)	2,164,273	15,647,694
Renewable Energy Group Inc.(a)(b)	332,900	5,279,794
REX American Resources Corp.(a)(b)	50,713	3,696,978
Ring Energy Inc.(a)(b)	314,286	1,021,430
Roan Resources Inc.(a)	322,653	561,416
SandRidge Energy Inc.(a)(b)	278,775	1,929,123
Scorpio Tankers Inc.	392,080	11,574,202
SemGroup Corp., Class A	718,237	8,618,844
Ship Finance International Ltd.	735,400	9,199,854
SilverBow Resources Inc.(a)(b)	60,485	837,717
SM Energy Co.	1,013,590	12,690,147
Southwestern Energy Co.(a)(b)	4,917,383	15,538,930
SRC Energy Inc.(a)	2,189,347	10,859,161
Talos Energy Inc.(a)(b)	182,075	4,378,904
Teekay Corp.(b)	621,036	2,136,364
Teekay Tankers Ltd., Class A(a)	1,722,630	2,204,966
Ultra Petroleum Corp.(a)(b)	163,687	29,464
Unit Corp.(a)(b)	480,467	4,271,352
W&T Offshore Inc.(a)(b)	851,570	4,223,787
Whiting Petroleum Corp.(a)	822,975	15,373,173
World Fuel Services Corp.	600,251	21,585,026

		452,987,939

Paper & Forest Products — 0.7%
Boise Cascade Co.	268,400	7,544,724
Clearwater Paper Corp.(a)(b)	144,584	2,673,358
Louisiana-Pacific Corp.	967,175	25,359,328
Neenah Inc.	26,041	1,759,070
PH Glatfelter Co.	393,905	6,649,116
Schweitzer-Mauduit International Inc.	280,256	9,298,894

Security	Shares	Value

Paper & Forest Products (continued)
Verso Corp., Class A(a)(b)	295,171	$5,623,008

		58,907,498

Personal Products — 0.2%
Edgewell Personal Care Co.(a)	488,998	13,178,496
elf Beauty Inc.(a)	201,255	2,837,696
Nature’s Sunshine Products Inc.(a)	79,108	734,913
Revlon Inc., Class A(a)(b)	11,298	218,390

		16,969,495

Pharmaceuticals — 0.7%
AcelRx Pharmaceuticals Inc.(a)	474,126	1,199,539
Aclaris Therapeutics Inc.(a)(b)	278,683	610,316
Akorn Inc.(a)(b)	743,283	3,827,907
Aratana Therapeutics Inc.(a)(b)	26,689	137,715
Assertio Therapeutics Inc.(a)(b)	583,271	2,012,285
Eloxx Pharmaceuticals Inc.(a)	24,006	239,340
Endo International PLC(a)	1,919,606	7,908,777
Evofem Biosciences Inc.(a)	14,497	96,260
EyePoint Pharmaceuticals Inc.(a)	193,709	317,683
Intra-Cellular Therapies Inc.(a)(b)	203,399	2,640,119
Kala Pharmaceuticals Inc.(a)	96,781	617,463
Lannett Co. Inc.(a)(b)	285,965	1,732,948
Mallinckrodt PLC(a)(b)	760,045	6,977,213
Menlo Therapeutics Inc.(a)(b)	140,085	839,109
NGM Biopharmaceuticals Inc.(a)	5,807	85,014
Osmotica Pharmaceuticals PLC(a)(b)	72,255	274,569
Phibro Animal Health Corp., Class A	11,150	354,235
Prestige Consumer Healthcare Inc.(a)(b)	470,266	14,898,027
Reata Pharmaceuticals Inc., Class A(a)	105,094	9,915,619
resTORbio Inc.(a)(b)	125,934	1,284,527
Revance Therapeutics Inc.(a)	66,106	857,395
Strongbridge Biopharma PLC(a)	327,325	1,024,527
TherapeuticsMD Inc.(a)	190,634	495,648
Verrica Pharmaceuticals Inc.(a)(b)	68,213	792,635
WaVe Life Sciences Ltd.(a)	42,966	1,120,983
Xeris Pharmaceuticals Inc.(a)(b)	12,774	146,135

		60,405,988

Professional Services — 1.0%
Acacia Research Corp.(a)(b)	356,709	1,055,859
ASGN Inc.(a)	57,319	3,473,531
BG Staffing Inc.	51,279	968,148
CBIZ Inc.(a)(b)	464,089	9,091,503
CRA International Inc.	52,734	2,021,294
FTI Consulting Inc.(a)	310,071	25,996,353
GP Strategies Corp.(a)(b)	114,446	1,725,846
Heidrick & Struggles International Inc.	152,029	4,556,309
Huron Consulting Group Inc.(a)(b)	177,878	8,961,494
ICF International Inc.	62,444	4,545,923
InnerWorkings Inc.(a)(b)	418,759	1,599,659
Kelly Services Inc., Class A, NVS	299,587	7,846,184
Mistras Group Inc.(a)(b)	139,684	2,007,259
Navigant Consulting Inc.	352,253	8,168,747
Resources Connection Inc.	190,844	3,055,412
TrueBlue Inc.(a)(b)	360,565	7,954,064

		93,027,585

Real Estate Management & Development — 0.6%
Altisource Portfolio Solutions SA(a)(b)	50,320	989,291
American Realty Investors Inc.(a)	23,854	325,369
Consolidated-Tomoka Land Co.(b)	45,138	2,694,739
Cushman & Wakefield PLC(a)	54,682	977,714

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Forestar Group Inc.(a)(b)	99,346	$1,942,214
FRP Holdings Inc.(a)(b)	63,714	3,553,330
Griffin Industrial Realty Inc.	8,858	313,130
Kennedy-Wilson Holdings Inc.	544,994	11,210,527
Marcus & Millichap Inc.(a)	25,749	794,357
Maui Land & Pineapple Co. Inc.(a)	24,649	253,638
Newmark Group Inc., Class A	137,686	1,236,420
Rafael Holdings Inc., Class B(a)	95,331	2,740,766
RE/MAX Holdings Inc., Class A	161,628	4,971,677
Realogy Holdings Corp.	1,029,293	7,452,081
St. Joe Co. (The)(a)(b)	306,020	5,288,026
Stratus Properties Inc.(a)	53,094	1,721,839
Tejon Ranch Co.(a)(b)	189,913	3,150,657
Transcontinental Realty Investors Inc.(a)	9,599	246,022

		49,861,797

Road & Rail — 0.6%
ArcBest Corp.	232,868	6,545,920
Covenant Transportation Group Inc., Class A(a)	114,072	1,677,999
Daseke Inc.(a)(b)	429,070	1,544,652
Heartland Express Inc.	394,662	7,131,542
Hertz Global Holdings Inc.(a)(b)	572,032	9,129,631
Marten Transport Ltd.	354,871	6,440,909
PAM Transportation Services Inc.(a)(b)	6,580	407,960
Roadrunner Transportation Systems Inc.(a)	32,273	308,207
Saia Inc.(a)	94,309	6,098,963
U.S. Xpress Enterprises Inc., Class A(a)(b)	197,495	1,015,124
Werner Enterprises Inc.	410,323	12,752,839
YRC Worldwide Inc.(a)(b)	301,631	1,215,573

		54,269,319

Semiconductors & Semiconductor Equipment — 1.8%
Adesto Technologies Corp.(a)	33,632	274,101
Alpha & Omega Semiconductor Ltd.(a)(b)	181,090	1,691,381
Ambarella Inc.(a)(b)	170,533	7,525,621
Amkor Technology Inc.(a)(b)	888,423	6,627,636
Axcelis Technologies Inc.(a)(b)	297,242	4,473,492
AXT Inc.(a)(b)	348,329	1,379,383
Brooks Automation Inc.	86,024	3,333,430
CEVA Inc.(a)	18,763	456,879
Cirrus Logic Inc.(a)(b)	536,808	23,458,510
Cohu Inc.	364,141	5,618,696
Diodes Inc.(a)(b)	282,269	10,266,124
DSP Group Inc.(a)	126,298	1,813,639
FormFactor Inc.(a)(b)	624,129	9,780,101
GSI Technology Inc.(a)	138,178	1,184,185
Ichor Holdings Ltd.(a)	154,675	3,656,517
MACOM Technology Solutions Holdings Inc.(a)(b)	415,593	6,287,922
Nanometrics Inc.(a)	140,353	4,871,653
NeoPhotonics Corp.(a)(b)	343,019	1,433,819
NVE Corp.	3,220	224,209
PDF Solutions Inc.(a)(b)	235,471	3,089,379
Photronics Inc.(a)(b)	589,886	4,837,065
Rambus Inc.(a)(b)	998,982	12,027,743
Rudolph Technologies Inc.(a)	239,604	6,620,258
Semtech Corp.(a)(b)	48,879	2,348,636
SMART Global Holdings Inc.(a)	118,324	2,720,269
SunPower Corp.(a)(b)	568,954	6,082,118
Synaptics Inc.(a)(b)	314,770	9,172,398
Ultra Clean Holdings Inc.(a)(b)	353,256	4,917,323
Veeco Instruments Inc.(a)(b)	435,457	5,321,285

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Xperi Corp.	355,510	$7,319,951

		158,813,723

Software — 0.5%
American Software Inc./GA, Class A	111,627	1,467,895
Avaya Holdings Corp.(a)(b)	1,003,216	11,948,303
Cloudera Inc.(a)	1,998,686	10,513,088
Digimarc Corp.(a)	6,464	286,937
GTY Govtech Inc.(a)	273,108	1,870,790
Ideanomics Inc.(a)	44,080	108,437
Monotype Imaging Holdings Inc.	196,857	3,315,072
OneSpan Inc.(a)	84,436	1,196,458
QAD Inc., Class A	48,359	1,944,515
SecureWorks Corp., Class A(a)(b)	68,596	911,641
Synchronoss Technologies Inc.(a)	346,075	2,737,453
Telenav Inc.(a)(b)	141,956	1,135,648
TiVo Corp.	1,109,231	8,175,032
Verint Systems Inc.(a)	32,497	1,747,689

		47,358,958

Specialty Retail — 2.5%
Aaron’s Inc.	69,673	4,278,619
Abercrombie & Fitch Co., Class A	601,811	9,653,048
American Eagle Outfitters Inc.	144,912	2,449,013
Ascena Retail Group Inc.(a)(b)	1,416,501	864,066
At Home Group Inc.(a)	402,254	2,679,012
Barnes & Noble Education Inc.(a)	355,264	1,193,687
Barnes & Noble Inc.	531,837	3,557,990
Bed Bath & Beyond Inc.(b)	1,140,108	13,248,055
Buckle Inc. (The)	261,320	4,523,449
Caleres Inc.	369,881	7,368,029
Cato Corp. (The), Class A	197,961	2,438,880
Chico’s FAS Inc.	1,055,872	3,558,289
Citi Trends Inc.	102,639	1,500,582
Conn’s Inc.(a)(b)	180,086	3,209,132
Container Store Group Inc. (The)(a)(b)	143,872	1,053,143
Designer Brands Inc. , Class A	380,647	7,297,003
Express Inc.(a)	595,205	1,624,910
GameStop Corp., Class A(b)	920,806	5,036,809
Genesco Inc.(a)(b)	160,946	6,806,406
GNC Holdings Inc., Class A(a)(b)	739,643	1,109,464
Group 1 Automotive Inc.	159,920	13,095,849
Guess? Inc.	518,205	8,369,011
Haverty Furniture Companies Inc.	167,084	2,845,441
Hibbett Sports Inc.(a)(b)	156,674	2,851,467
Hudson Ltd., Class A(a)	336,896	4,645,796
J. Jill Inc.(b)	168,100	334,519
Lithia Motors Inc., Class A	77,283	9,179,675
Lumber Liquidators Holdings Inc.(a)(b)	209,220	2,416,491
MarineMax Inc.(a)(b)	190,223	3,127,266
Michaels Companies Inc. (The)(a)	772,846	6,723,760
Murphy USA Inc.(a)(b)	228,080	19,165,562
Office Depot Inc.	4,916,516	10,128,023
Party City Holdco Inc.(a)(b)	487,876	3,576,131
Pier 1 Imports Inc.(a)(b)	1	5
RH(a)	118,032	13,644,499
RTW RetailWinds Inc.(a)(b)	274,386	466,456
Sally Beauty Holdings Inc.(a)(b)	1,091,685	14,563,078
Shoe Carnival Inc.	86,590	2,389,884
Signet Jewelers Ltd.	468,879	8,383,556
Sleep Number Corp.(a)	21,743	878,200

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Sonic Automotive Inc., Class A	220,297	$5,143,935
Sportsman’s Warehouse Holdings Inc.(a)	383,804	1,450,779
Tailored Brands Inc.	51,990	299,982
Tile Shop Holdings Inc.	352,955	1,411,820
Tilly’s Inc., Class A	196,501	1,499,303
Winmark Corp.	13,714	2,374,579
Zumiez Inc.(a)(b)	180,506	4,711,207

		227,125,860

Technology Hardware, Storage & Peripherals — 0.4%
3D Systems Corp.(a)(b)	1,027,487	9,350,132
Cray Inc.(a)	56,863	1,979,969
Diebold Nixdorf Inc.(a)	336,194	3,079,537
Electronics For Imaging Inc.(a)	136,846	5,050,986
Immersion Corp.(a)	281,977	2,145,845
Stratasys Ltd.(a)(b)	465,065	13,658,959

		35,265,428

Textiles, Apparel & Luxury Goods — 0.7%
Culp Inc.	99,710	1,894,490
Delta Apparel Inc.(a)	55,877	1,295,229
Fossil Group Inc.(a)(b)	423,221	4,867,042
G-III Apparel Group Ltd.(a)(b)	409,024	12,033,486
Kontoor Brands Inc.(a)	304,907	8,543,494
Movado Group Inc.	143,457	3,873,339
Oxford Industries Inc.	92,402	7,004,072
Rocky Brands Inc.	62,711	1,710,756
Superior Group of Companies Inc.	73,587	1,260,545
Unifi Inc.(a)(b)	130,432	2,369,949
Vera Bradley Inc.(a)(b)	185,123	2,221,476
Vince Holding Corp.(a)	27,893	389,107
Wolverine World Wide Inc.	407,044	11,209,992

		58,672,977

Thrifts & Mortgage Finance — 3.5%
Axos Financial Inc.(a)	190,880	5,201,480
Bridgewater Bancshares Inc.(a)(b)	210,954	2,434,409
Capitol Federal Financial Inc.	1,194,662	16,450,496
Columbia Financial Inc.(a)(b)	478,624	7,227,222
Dime Community Bancshares Inc.	286,813	5,446,579
Entegra Financial Corp.(a)	55,959	1,685,485
ESSA Bancorp. Inc.	85,559	1,304,775
Essent Group Ltd.(a)	429,365	20,175,861
Federal Agricultural Mortgage Corp., Class C, NVS	57,036	4,144,236
First Defiance Financial Corp.	175,688	5,019,406
Flagstar Bancorp. Inc.(b)	258,960	8,581,934
FS Bancorp. Inc.	31,716	1,645,109
Greene County Bancorp. Inc.	5,137	151,131
Hingham Institution for Savings	7,018	1,389,634
Home Bancorp. Inc.	70,367	2,707,722
HomeStreet Inc.(a)	226,289	6,707,206
Kearny Financial Corp./MD	514,656	6,839,778
Luther Burbank Corp.	180,506	1,965,710
Merchants Bancorp/IN	77,967	1,327,778
Meridian Bancorp. Inc.	372,764	6,668,748
Meta Financial Group Inc.	137,357	3,852,864
MMA Capital Holdings Inc.(a)	44,398	1,486,001
Mr Cooper Group Inc.(a)(b)	357,298	2,861,957
Northfield Bancorp. Inc.	399,042	6,229,046
Northwest Bancshares Inc.	906,130	15,956,949
OceanFirst Financial Corp.	458,345	11,389,873
Ocwen Financial Corp.(a)(b)	1,233,058	2,552,430

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
OP Bancorp.	123,057	$1,333,938
Oritani Financial Corp.	356,587	6,325,853
PCSB Financial Corp.(b)	131,116	2,655,099
PennyMac Financial Services Inc.(d)	93,191	2,066,976
Ponce de Leon Federal Bank(a)(b)	79,281	1,132,926
Provident Bancorp. Inc.(a)(b)	35,685	998,823
Provident Financial Holdings Inc.	52,976	1,111,966
Provident Financial Services Inc.	558,508	13,543,819
Prudential Bancorp. Inc.	79,117	1,496,894
Radian Group Inc.	1,893,410	43,264,419
Riverview Bancorp. Inc.	192,340	1,642,584
Southern Missouri Bancorp. Inc.	69,492	2,420,406
Sterling Bancorp Inc./MI(b)	153,498	1,530,375
Territorial Bancorp. Inc.	70,440	2,176,596
Timberland Bancorp. Inc./WA	67,091	2,004,679
TrustCo Bank Corp. NY	858,675	6,800,706
United Community Financial Corp./OH	370,747	3,548,049
United Financial Bancorp. Inc.	459,217	6,511,697
Walker & Dunlop Inc.	220,726	11,744,831
Washington Federal Inc.	724,917	25,321,351
Waterstone Financial Inc.	203,517	3,472,000
Western New England Bancorp Inc.	217,989	2,036,017
WSFS Financial Corp.	475,513	19,638,687

		314,182,510

Tobacco — 0.2%
Pyxus International Inc.(a)(b)	76,306	1,159,851
Universal Corp./VA	222,031	13,492,824
Vector Group Ltd.	55,439	540,530

		15,193,205

Trading Companies & Distributors — 1.9%
Aircastle Ltd.	473,898	10,075,072
Beacon Roofing Supply Inc.(a)(b)	498,880	18,318,874
BlueLinx Holdings Inc.(a)	80,878	1,602,193
BMC Stock Holdings Inc.(a)(b)	602,495	12,772,894
CAI International Inc.(a)(b)	154,126	3,825,407
DXP Enterprises Inc./TX(a)(b)	147,093	5,573,354
Foundation Building Materials Inc.(a)	95,020	1,689,456
GATX Corp.	326,787	25,910,941
General Finance Corp.(a)(b)	61,693	516,370
GMS Inc.(a)	161,254	3,547,588
H&E Equipment Services Inc.	63,834	1,856,931
Herc Holdings Inc.(a)	202,541	9,282,454
Kaman Corp.	214,795	13,680,294
MRC Global Inc.(a)(b)	652,387	11,168,866
NOW Inc.(a)(b)	979,666	14,459,870
Rush Enterprises Inc., Class A	248,993	9,093,224
Rush Enterprises Inc., Class B	41,735	1,540,439
Systemax Inc.	30,304	671,537
Textainer Group Holdings Ltd.(a)(b)	254,677	2,567,144
Titan Machinery Inc.(a)(b)	171,309	3,525,539
Triton International Ltd.	513,807	16,832,317
Veritiv Corp.(a)(b)	118,074	2,292,997
Willis Lease Finance Corp.(a)(b)	24,782	1,445,286

		172,249,047

Water Utilities — 0.2%
AquaVenture Holdings Ltd.(a)(b)	91,818	1,833,605
Artesian Resources Corp., Class A, NVS	72,347	2,689,138
Cadiz Inc.(a)(b)	115,806	1,302,817
California Water Service Group	24,782	1,254,713

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities (continued)
Consolidated Water Co. Ltd.	130,477	$1,860,602
Middlesex Water Co.	20,302	1,202,894
SJW Group	83,332	5,064,086
York Water Co. (The)	14,265	509,546

		15,717,401

Wireless Telecommunication Services — 0.0%
Spok Holdings Inc.	162,066	2,437,473

Total Common Stocks — 99.8% (Cost: $9,452,295,862)		8,915,852,038

Rights

Electrical Equipment — 0.0%
Babcock & Wilcox Enterprises Inc., (Expires 07/18/19)(a)	285,258	—

Road & Rail — 0.0%
Hertz Global Holdings Inc., NVS (Expires 07/12/19)(a)(b)	502,583	980,037

Total Rights — 0.0% (Cost: $946,825)		980,037

Short-Term Investments

Money Market Funds — 7.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(d)(e)(f)	656,259,250	656,587,380

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(d)(e)	23,062,511	$23,062,511

		679,649,891

Total Short-Term Investments — 7.6% (Cost: $679,366,310)		679,649,891

Total Investments in Securities — 107.4% (Cost: $10,132,608,997)		9,596,481,966

Other Assets, Less Liabilities — (7.4)%		(662,048,991)

Net Assets — 100.0%		$8,934,432,975

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	594,250,515	62,008,735	(a)	—	656,259,250	$656,587,380	$1,150,498	(b)	$(4,471)	$60,086
BlackRock Cash Funds: Treasury, SL Agency Shares	11,332,537	11,729,974	(a)	—	23,062,511	23,062,511	80,486		—	—
PennyMac Financial Services Inc.	93,191	—		—	93,191	2,066,976	—		—	(5,591)
PennyMac Mortgage Investment Trust	563,887	159,497		(41,462)	681,922	14,886,357	266,422		137,642	490,058

						$696,603,224	$1,497,406		$133,171	$544,553

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini	276	09/20/19	$21,626	$389,589

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 Value ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$8,915,852,033	$—	$5	$8,915,852,038
Rights	980,037	—	—	980,037
Money Market Funds	679,649,891	—	—	679,649,891

	$9,596,481,961	$—	$5	$9,596,481,966

Derivative financial instruments(a)
Assets
Futures Contracts	$389,589	$—	$—	$389,589

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares